Other Long-Term Loan (Details) - Schedule of change during the year - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of change during the year [Abstract]
Beginning of the year	$ 129	$ 134	$ 116
Interest expenses	6	6	6
Foreign currency translation adjustment	(7)	(11)	12
End of year	$ 128	$ 129	$ 134